10. PROPERTY, PLANT AND EQUIPMENT: Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Balances, December 31, 2019	$ 12,745
Acquired from MAG	94,197,701
Acquired from PV	795,272
Additions	180,420
Disposals	(288,846)
Translation Adjustment	(2,326,935)
Balance, December 31, 2020	92,570,357
Balances, December 31, 2019	1,898
Depreciation	5,758,628
Disposals	0
Translation Adjustment	(294,412)
Balances, December 31, 2020	5,466,114
Balances, December 31, 2020	87,104,243
Land
Balances, December 31, 2019	0
Acquired from MAG	2,951,456
Acquired from PV	0
Additions	0
Disposals	0
Translation Adjustment	(72,141)
Balance, December 31, 2020	2,879,315
Balances, December 31, 2019	0
Depreciation	0
Disposals	0
Translation Adjustment	0
Balances, December 31, 2020	0
Balances, December 31, 2020	2,879,315
Building and Improvements
Balances, December 31, 2019	0
Acquired from MAG	78,487,261
Acquired from PV	0
Additions	19,327
Disposals	0
Translation Adjustment	(1,916,190)
Balance, December 31, 2020	76,590,398
Balances, December 31, 2019	0
Depreciation	4,221,323
Disposals	0
Translation Adjustment	(217,607)
Balances, December 31, 2020	4,003,716
Balances, December 31, 2020	72,586,682
Machinery and Equipment
Balances, December 31, 2019	12,745
Acquired from MAG	12,758,984
Acquired from PV	319,876
Additions	161,093
Disposals	(288,846)
Translation Adjustment	(322,354)
Balance, December 31, 2020	12,641,498
Balances, December 31, 2019	1,898
Depreciation	1,468,548
Disposals	0
Translation Adjustment	(75,006)
Balances, December 31, 2020	1,395,440
Balances, December 31, 2020	11,246,058
Right of use assets
Balances, December 31, 2019	0
Acquired from MAG	0
Acquired from PV	475,396
Additions	0
Disposals	0
Translation Adjustment	(16,250)
Balance, December 31, 2020	459,146
Balances, December 31, 2019	0
Depreciation	68,757
Disposals	0
Translation Adjustment	(1,799)
Balances, December 31, 2020	66,958
Balances, December 31, 2020	$ 392,188